Basis of Presentation of the Consolidated Financial Statements - Associates (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Yacylec S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	33.33%	33.33%
Total	33.33%	33.33%
Central Vuelta Obligado S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Indirect	40.90%	40.90%
Total	40.90%	40.90%